Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement of cash flows [abstract]
Profit before tax		$ 18,906		$ 8,777		$ 13,347
Adjustments for non-cash items:
Depreciation, amortisation and impairment		4,286		5,241		10,519
Net gain from investing activities		(647)		(541)		(399)
Share of profits in associates and joint ventures		(3,046)		(1,597)		(2,354)
Gain on disposal of subsidiaries, businesses, associates and joint ventures		0		0		(929)
Change in expected credit losses gross of recoveries and other credit impairment charges		(519)		9,096		3,012
Provisions including pensions		1,063		1,164		2,423
Share-based payment expense		467		433		478
Other non-cash items included in profit before tax		510		(906)		(2,297)
Elimination of exchange differences	[1]	18,937		(25,749)		(3,742)
Change in net trading securities and derivatives		(9,226)		13,150		(18,910)
Change in loans and advances to banks and customers		(11,014)		(14,131)		(53,760)
Change in reverse repurchase agreements – non-trading		552		9,950		(7,390)
Change in financial assets designated and otherwise mandatorily measured at fair value		(4,254)		(1,962)		(2,308)
Change in other assets		19,899		(19,610)		(21,863)
Change in deposits by banks and customer accounts		95,703		226,723		79,163
Change in repurchase agreements – non-trading		14,769		(28,443)		(25,540)
Change in debt securities in issue		(16,936)		(9,075)		19,268
Change in financial liabilities designated at fair value		(11,425)		(6,630)		20,068
Change in other liabilities		(10,935)		20,323		23,124
Dividends received from associates		808		761		633
Contributions paid to defined benefit plans		(509)		(495)		(533)
Tax paid		(3,077)		(4,259)		(2,267)
Net cash from operating activities		104,312		182,220		29,743
Cash flows from (used in) investing activities [abstract]
Purchase of financial investments		(493,042)		(496,669)		(445,907)
Proceeds from the sale and maturity of financial investments		521,190		476,990		413,186
Net cash flows from the purchase and sale of property, plant and equipment		(1,086)		(1,446)		(1,343)
Net cash flows from purchase/(disposal) of customer and loan portfolios		3,059		1,362		1,118
Net investment in intangible assets		(2,479)		(2,064)		(2,289)
Net cash flow from acquisition and disposal of subsidiaries, businesses, associates and joint ventures		(106)		(603)		(83)
Net cash from investing activities		27,536		(22,430)		(35,318)
Cash flows from (used in) financing activities [abstract]
Issue of ordinary share capital and other equity instruments		1,996		1,497		0
Cancellation of shares		(707)		0		(1,000)
Net sales/(purchases) of own shares for market-making and investment purposes		(1,386)		(181)		141
Redemption of preference shares and other equity instruments		(3,450)		(398)		0
Subordinated loan capital repaid	[2]	(864)		(3,538)		(4,210)
Dividends paid to shareholders of the parent company and non-controlling interests		(6,383)		(2,023)		(9,773)
Net cash from financing activities		(10,794)		(4,643)		(14,842)
Net increase/(decrease) in cash and cash equivalents		121,054		155,147		(20,417)
Cash and cash equivalents at 1 Jan		468,323	[3]	293,742	[3]	312,911
Exchange differences in respect of cash and cash equivalents		(15,345)		19,434		1,248
Cash and cash equivalents at 31 Dec	[3]	574,032		468,323		293,742
Cash and cash equivalents comprise:
– cash and balances at central banks		403,018		304,481		154,099
– items in the course of collection from other banks		4,136		4,094		4,956
– loans and advances to banks of one month or less		55,705		51,788		41,626
– reverse repurchase agreements with banks of one month or less		76,658		65,086		65,370
– treasury bills, other bills and certificates of deposit less than three months		28,488		30,023		20,132
– cash collateral and net settlement accounts		11,241		17,194		12,376
– less: items in the course of transmission to other banks		(5,214)		(4,343)		(4,817)
Total cash and cash equivalents	[3]	$ 574,032		$ 468,323		$ 293,742

[1]	Adjustment to bring changes between opening and closing balance sheet amounts to average rates. This is not done on a line-by-line basis, as details cannot be determined without unreasonable expense.
[2]	Subordinated liabilities changes during the year are attributable to repayments of $(0.9)bn (2020: $(3.5)bn; 2019: $(4.2)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $(0.3)bn (2020: $0.5bn; 2019: $0.6bn) and fair value gains/(losses) of $(1.0)bn (2020: $1.1bn; 2019: $1.4bn).
[3]	At 31 December 2021 $33,634m (2020: $41,912m; 2019: $35,735m) was not available for use by HSBC, of which $15,357m (2020: $16,935m; 2019: $19,353m) related to mandatory deposits at central banks.